Subsequent Events - Additional Information (Detail) - Subsequent event [member] R$ in Millions	Mar. 24, 2020 BRL (R$)	Feb. 21, 2020 BRL (R$)
Brazilian Development Bank [member]
Disclosure of non-adjusting events after reporting period [line items]
Support package in credit lines	R$ 10,000
AZUL [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of flight operates per day	70
Number of cities per day	25
Number of consolidated planned capacity	90.00%
Executive management team salary cut	50.00%
Managers salary cut	25.00%
Number of voluntary unpaid leave program	10,500
Airline Two Taxi Aereo Ltda [member]
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration		R$ 123